Selected Balance Sheet Data	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Disclosure Text Block Supplement [Abstract]
Selected Balance Sheet Data

Note 5 — Selected Balance Sheet Data

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets as of March 31, 2023 and December 31, 2022 consisted of the following (in thousands):

	March 31, 2023	December 31, 2022
Prepaid inventories	$2,263	$2,372
Prepaid expenses and other(1)	1,295	1,299
Contract assets	1,132	290
Financed insurance premiums	3,036	2,289
Assets held for sale	750	1,850
Total prepaid expenses and other current assets	$8,476	$8,100

(1)	Primarily relates to prepaid insurance, licenses, subscriptions, contract assets and other receivables.

Other Current Liabilities

Other current liabilities as of March 31, 2023 and December 31, 2022 consisted of the following (in thousands):

	March 31, 2023	December 31, 2022
Accrued expenses and other(1)	$7,232	$7,589
Contract liabilities	764	193
Customer deposits	1,194	721
Warranty liability	1,155	1,099
Equipment notes payable	314	303
Short-term insurance financing notes	2,824	2,065
Operating lease liabilities, current	1,557	1,530
Finance lease liabilities, current	2,128	2,116
Total other current liabilities	$17,168	$15,616

(1)	Primarily relates to accrued inventory purchases, personnel costs, wages, health benefits, vacation and other accruals.

Revenue recognized from the customer deposits balance as of December 31, 2022 was $0.2 million for the three months ended March 31, 2023.

Other Non-Current Liabilities

Other non-current liabilities as of March 31, 2023 and December 31, 2022 consisted of the following (in thousands)

	March 31, 2023	December 31, 2022
Accrued interest expense	$1,277	$784
Equipment notes payable, non-current	860	942
Operating lease liabilities, non-current	4,770	5,174
Finance lease liabilities, non-current	3,560	4,100
Total other non-current liabilities	$10,467	$11,000

Note 5 – Selected Balance Sheet Data

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets for the years ended December 31, 2022 and 2021 consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Prepaid inventories	$2,372	$7,303
Prepaid expenses and other(1)	1,589	5,916
Financed insurance premiums	2,289	–
Deposits(2)	–	2,783
Assets held for sale	1,850	1,848
Total prepaid expenses and other current assets	$8,100	$17,850

(1)	Primarily relates to prepaid insurance, licenses, subscriptions and other receivables

(2)	Primarily relates to deposits on equipment purchases

Other Current Liabilities

Other current liabilities for the years ended December 31, 2022 and 2021 consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Accrued expenses and other(1)	$7,782	$4,303
Customer deposits	721	899
Warranty liability	1,099	177
Equipment notes payable	303	482
Short-term insurance financing notes	2,065	–
Operating lease liabilities, current	1,530	–
Finance lease liabilities, current	2,116	–
Total other current liabilities	$15,616	$5,861

(1)	Primarily relates to accrued inventory purchases, personnel costs, wages, health benefits, vacation and other accruals

Other Non-Current Liabilities

Other non-current liabilities as of December 31, 2022 and 2021 consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Accrued interest expense	$784	$–
Equipment notes payable, non-current	942	1,594
Operating lease liabilities, non-current	5,174	–
Finance lease liabilities, non-current	4,100	–
Total other non-current liabilities	$11,000	$1,594